Acquisitions And Divestitures (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions And Divestitures [Abstract]
Schedule Of Acquisitions And Divestitures

For the years ended December 31	2015	2014	2013

Acquisitions
Canadian Operations	$9	$21	$28
USA Operations	27	2,995	156
Corporate & Other	34	-	-
Total Acquisitions	70	3,016	184

Divestitures
Canadian Operations	(959)	(1,847)	(685)
USA Operations	(896)	(2,264)	(18)
Market Optimization	-	(205)	-
Corporate & Other	(53)	(29)	(2)
Total Divestitures	(1,908)	(4,345)	(705)
Net Acquisitions & (Divestitures)	$(1,838)	$(1,329)	$(521)